Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	20 years
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	20 years
Minimum [Member] | Operating Machinery and Equipment, Including Transfer Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	7 years
Minimum [Member] | Transportation Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	4 years
Minimum [Member] | Tools, Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	4 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	45 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	50 years
Maximum [Member] | Operating Machinery and Equipment, Including Transfer Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	30 years
Maximum [Member] | Transportation Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	15 years
Maximum [Member] | Tools, Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	8 years